Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Operating lease adjustment period	5 years
Annual lease payments for land	$ 587
Annual lease payments for land due on aggregate remaining years	13,663
Estimated annual commitments to purchase water through the next five years	7,352
Aggregate amount of the commitments for the remaining years	$ 19,138
Purchase Obligation Term	20 years
Aggregate amount accrued for loss contingencies	$ 13,570
Amount probable of recovery through insurance	1,013
Contingent liability for self-insured employee medical benefit program	$ 1,496	$ 1,468
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year	2016
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year	2052